Related parties - Summary of Subsidiaries and Other Related Parties (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Assets		R$ 114,504	R$ 57,387
Liabilities		239,937	187,036
Trade receivables (Note 5)		9,288	8,662
Other receivables		20	416
Trade payables (Note 16)		237,062	183,520
Related parties assets		105,196	48,309
Related parties liabilities		2,875	3,516
Sales and services provided		49,972	21,125	R$ 14,779
Purchases		(1,656,353)	(1,423,614)	(1,083,065)
Operating result - Sales/(Purchases)		(1,606,381)	(1,402,489)	(1,068,286)
Obrinel S.A. [member]
Disclosure of transactions between related parties [line items]
Assets		1,618	0
Liabilities		0	0
Operating result - Sales/(Purchases)		0	0	0
Transactions with Joint Ventures [Member] | Refinaria De Petroleo Rigrandense S.A. [member]
Disclosure of transactions between related parties [line items]
Assets		2	0
Liabilities		11,156	9,846
Operating result - Sales/(Purchases)		(726,418)	(457,885)	(510,510)
Transactions with Joint Ventures [Member] | Latitude Logística Portuária S.A [member]
Disclosure of transactions between related parties [line items]
Assets		4,620	10,862
Liabilities		49	0
Operating result - Sales/(Purchases)		0	0	0
Transactions with Joint Ventures [Member] | Navegantes Logística Portuária S.A.
Disclosure of transactions between related parties [line items]
Assets		90,850	29,406
Liabilities		0	0
Operating result - Sales/(Purchases)		0	0	0
Transactions with Joint Ventures [Member] | Others
Disclosure of transactions between related parties [line items]
Assets		11,349	7,943
Liabilities		3,968	2,875
Operating result - Sales/(Purchases)		419	851	571
Transactions with Joint Ventures [Member] | Hidrovias do Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Assets		0	416
Liabilities		0	0
Operating result - Sales/(Purchases)		0	0	0
Transactions with Other Related Parties [Member] | Chevron Oronite Brasil Ltda. [member]
Disclosure of transactions between related parties [line items]
Assets	[1]	2,847	0
Liabilities	[1]	34,460	13,434
Operating result - Sales/(Purchases)	[1]	(241,586)	(195,925)	(175,053)
Transactions with Other Related Parties [Member] | Chevron Products Company [member]
Disclosure of transactions between related parties [line items]
Assets	[1]	0	0
Liabilities	[1]	188,578	159,432
Operating result - Sales/(Purchases)	[1]	(638,568)	(745,812)	(370,137)
Transactions with Other Related Parties [Member] | Others [member]
Disclosure of transactions between related parties [line items]
Assets		3,218	8,760
Liabilities		1,726	1,449
Operating result - Sales/(Purchases)		R$ (228)	R$ (3,718)	R$ (13,157)

[1]	Non-controlling shareholders and other related parties of Iconic.